UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value

Paper & Forest Products — 0.1%
NewPage Corp. (a)(b)		4,960	$421,600

Asset-Backed Securities		Par (000)

321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (c)	USD	651	692,881
ACAS CLO Ltd., Series 2013-1A, Class C, 2.99%, 4/20/25 (c)(d)		500	482,500
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	415,158
Apidos CDO XI, Series 2012-11A, Class D, 4.49%, 1/17/23 (c)(d)		600	596,400
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (c)(d)		750	717,375
Babson CLO, Ltd., Series 2012-1X, Class B, 2.74%, 4/15/22 (d)		500	490,000
Brookside Mill CLO, Ltd., Series 2013-1A, Class C1, 2.94%, 4/17/25 (c)(d)		500	485,550
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	214,547
Class C, 2.20%, 10/16/17		125	127,838
Class D, 3.09%, 8/15/18		160	163,962
Cavalry CLO II, Series 2A (c)(d):
Class C, 3.09%, 1/17/24		1,040	1,011,400
Class D, 4.24%, 1/17/24		765	749,700
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,081,968
CIFC Funding Ltd., Series 2012-1A, Class B1L, 5.49%, 8/14/24 (c)(d)		750	751,875
CIFC Funding, Ltd., Series 2013-IA (c)(d):
Class B, 3.06%, 4/16/25		500	483,300
Class C, 3.85%, 4/16/25		500	471,100
DT Auto Owner Trust, Series 2011-3A, Class C, 4.03%, 2/15/17 (c)		156	156,480
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.07%, 1/15/16 (d)		180	180,123
Series 2012-1, Class C, 1.67%, 1/15/16 (d)		480	480,630
Series 2012-1, Class D, 2.27%, 1/15/16 (d)		450	450,704

Asset-Backed Securities		Par (000)	Value

Ford Credit Floorplan Master Owner Trust (concluded):
Series 2012-2, Class B, 2.32%, 1/15/19	USD	245	$250,793
Series 2012-2, Class C, 2.86%, 1/15/19		105	108,404
Series 2012-2, Class D, 3.50%, 1/15/19		200	208,831
Galaxy XV CLO, Ltd., Series 2013-15A, Class C, 2.84%, 4/15/25 (c)(d)		500	486,250
ING IM CLO Ltd., Series 2012-2A, Class C, 3.69%, 10/15/22 (c)(d)		750	754,125
Nelnet Student Loan Trust (d):
Series 2006-1, Class A5, 0.35%, 8/23/27		525	511,080
Series 2008-3, Class A4, 1.89%, 11/25/24		620	647,557
OZLM Funding III, Ltd. (c)(d):
4.14%, 1/22/25		500	485,000
Series 2013-3A, Class B, 3.34%, 1/22/25		750	743,175
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (c)(d)		480	480,485
Santander Consumer Acquired Receivables Trust (c):
Series 2011-S1A, Class B, 1.66%, 8/15/16		386	386,274
Series 2011-S1A, Class C, 2.01%, 8/15/16		247	247,019
Series 2011-S1A, Class D, 3.15%, 8/15/16		256	256,396
Series 2011-WO, Class C, 3.19%, 10/15/15		575	579,642
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		29	29,222
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,037,746
Series 2010-B, Class C, 3.02%, 10/17/16 (c)		433	436,550
Series 2011-1, Class D, 4.01%, 2/15/17		940	980,062
Series 2011-S1A, Class B, 1.48%, 5/15/17 (c)		112	112,149
Series 2011-S2A, Class C, 2.86%, 6/15/17 (c)		299	299,895
Series 2012-1, Class B, 2.72%, 5/16/16		240	243,080
Series 2012-1, Class C, 3.78%, 11/15/17		325	336,915

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

SLM Student Loan Trust:
Series 2004-B, Class A2, 0.45%, 6/15/21 (d)	USD	142	$139,421
Series 2008-5, Class A3, 1.54%, 1/25/18 (d)		525	529,855
Series 2008-5, Class A4, 1.94%, 7/25/23 (d)		630	658,315
Series 2012-A, Class A1, 1.57%, 8/15/25 (c)(d)		243	244,952
Series 2012-A, Class A2, 3.83%, 1/17/45 (c)		345	361,973
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		91	95,284
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)		3,173	229,035
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (c)		5,200	349,380
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.84%, 7/28/21 (c)(d)		750	722,813
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,246,774

Total Asset-Backed Securities — 6.4%			24,401,943

Corporate Bonds
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		230	250,700
United Technologies Corp.:
4.88%, 5/01/15		1,250	1,327,222
6.13%, 7/15/38		750	897,211

			2,475,133

Airlines — 1.8%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 1/15/22 (c)		520	521,950
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 7/15/24 (c)		2,000	2,095,000
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		521	532,870
Series 2012-3, Class C, 6.13%, 4/29/18		500	517,500
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		2,000	2,030,000

Corporate Bonds		Par (000)	Value

Airlines (concluded)
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15	USD	1,308	$1,372,944

			7,070,264

Auto Components — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		1,000	1,043,750

Automobiles — 0.8%
Ford Motor Co., 4.75%, 1/15/43		2,005	1,792,598
General Motors Co., 6.25%, 10/02/43 (c)		1,253	1,271,795

			3,064,393

Building Materials — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20		250	263,125

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (c)		200	196,000
Texas Industries, Inc., 9.25%, 8/15/20		326	357,785

			553,785

Capital Markets — 3.8%
CDP Financial, Inc., 5.60%, 11/25/39 (c)		2,955	3,355,352
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		1,215	1,361,949
5.25%, 7/27/21		3,175	3,493,170
5.75%, 1/24/22		1,815	2,048,369
KCG Holdings, Inc., 8.25%, 6/15/18 (c)		186	191,348
LEHMAN BRTH HLD ESC 07/17 FIXED 6.5, 6.50%, 7/19/17		225	—
Morgan Stanley:
4.20%, 11/20/14		680	703,058
4.00%, 7/24/15		400	419,130
6.25%, 8/28/17		1,925	2,227,258
Murray Street Investment Trust I, 4.65%, 3/09/17		820	891,053

			14,690,687

Chemicals — 1.4%
Axiall Corp., 4.88%, 5/15/23 (c)		152	142,880
The Dow Chemical Co., 4.13%, 11/15/21		350	360,106
Huntsman International LLC, 4.88%, 11/15/20		297	292,545
Methanex Corp., 3.25%, 12/15/19		2,074	2,091,283

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
Nufarm Australia Ltd., 6.38%, 10/15/19 (c)	USD	240	$248,400
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)		161	161,604
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,800	1,849,500
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (c)		151	160,060

			5,306,378

Commercial Banks — 3.3%
CIT Group, Inc.:
5.50%, 2/15/19 (c)		398	428,845
5.38%, 5/15/20		1,650	1,761,375
Depfa ACS Bank, 5.13%, 3/16/37 (c)		4,150	3,496,375
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (c)		1,400	1,417,500
HSBC Bank PLC, 3.10%, 5/24/16 (c)		695	731,601
HSBC Holdings PLC, 6.10%, 1/14/42		305	365,169
Rabobank Nederland:
3.88%, 2/08/22		1,390	1,402,973
3.95%, 11/09/22		1,500	1,452,615
Wells Fargo & Co., 3.50%, 3/08/22		1,390	1,405,801

			12,462,254

Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (c)		245	259,087
The ADT Corp.:
6.25%, 10/15/21 (c)		389	406,019
4.88%, 7/15/42		539	409,247
Aviation Capital Group Corp. (c):
4.63%, 1/31/18		650	665,575
7.13%, 10/15/20		900	1,005,482
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,455,300
United Rentals North America, Inc.:
5.75%, 7/15/18		194	208,308
7.38%, 5/15/20		385	430,237
7.63%, 4/15/22		455	509,600
West Corp., 8.63%, 10/01/18		135	146,981

			5,495,836

Communications Equipment — 1.3%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		4,340	4,394,250

Corporate Bonds		Par (000)	Value

Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	USD	530	$584,325

			4,978,575

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	180,366
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		200	209,500

			389,866

Construction Materials — 1.1%
HD Supply, Inc.:
8.13%, 4/15/19		1,954	2,181,152
7.50%, 7/15/20		1,544	1,636,640
Lafarge SA, 7.13%, 7/15/36		135	140,569
RRP Realogy Corp., 11.50%, 7/15/20		250	298,750

			4,257,111

Consumer Finance — 1.2%
Discover Financial Services, 3.85%, 11/21/22		250	240,244
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	327,039
8.13%, 1/15/20		1,265	1,589,923
4.25%, 9/20/22		800	810,463
SLM Corp., 6.25%, 1/25/16		651	708,776
Western Union Co., 3.35%, 5/22/19		1,000	1,009,096

			4,685,541

Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (c)	EUR	425	617,915
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	91	98,280
Sealed Air Corp. (c):
6.50%, 12/01/20		550	596,750
8.38%, 9/15/21		225	257,625
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (c)		410	423,325

			1,993,895

Diversified Consumer Services — 0.6%
APX Group, Inc., 6.38%, 12/01/19		634	640,340
Rent-A-Center, Inc., 4.75%, 5/01/21		431	404,063

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Consumer Services (concluded)
Service Corp. International, 4.50%, 11/15/20	USD	1,240	$1,198,150

			2,242,553

Diversified Financial Services — 8.8%
Aircastle Ltd., 6.25%, 12/01/19		705	761,400
Ally Financial, Inc.:
8.30%, 2/12/15		860	928,800
5.50%, 2/15/17		1,500	1,623,099
6.25%, 12/01/17		160	179,000
8.00%, 3/15/20		560	672,000
8.00%, 11/01/31		300	357,750
Bank of America Corp.:
5.63%, 7/01/20		1,100	1,258,348
3.30%, 1/11/23		5,010	4,740,487
Citigroup, Inc., Series D, 5.35% (d)(f)		1,050	926,625
FMR LLC, 4.95%, 2/01/33 (c)		1,150	1,113,678
General Electric Capital Corp., 6.75%, 3/15/32		2,500	3,098,413
General Motors Financial Co., Inc., 4.25%, 5/15/23 (c)		406	386,715
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		235	239,002
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		500	518,125
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (c)		626	618,175
JPMorgan Chase & Co.:
6.30%, 4/23/19		1,375	1,637,695
Series 1, 7.90% (d)(f)		3,500	3,867,500
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	924,362
Macquarie Bank Ltd., 10.25%, 6/20/57 (d)		900	1,012,500
Moody's Corp., 4.50%, 9/01/22		900	897,313
Northern Trust Corp., 3.95%, 10/30/25		4,000	3,943,472
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	214,000
7.88%, 8/15/19		560	621,600
5.75%, 10/15/20		1,000	1,025,000
6.88%, 2/15/21		1,255	1,355,400
WMG Acquisition Corp., 11.50%, 10/01/18		562	650,515

			33,570,974

Diversified Telecommunication Services — 2.6%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		400	407,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	734,745

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
8.63%, 7/15/20	USD	580	$649,600
Verizon Communications, Inc.:
3.50%, 11/01/21		500	495,185
6.40%, 2/15/38		3,396	3,771,618
6.55%, 9/15/43		3,375	3,840,942
Windstream Corp., 7.88%, 11/01/17		200	229,500

			10,128,590

Electric Utilities — 5.9%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	155,529
5.95%, 12/15/36		217	218,296
CMS Energy Corp., 5.05%, 3/15/22		917	1,002,438
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	375,965
6.00%, 1/15/38		850	999,882
4.25%, 12/15/41		375	353,196
E.ON International Finance BV, 6.65%, 4/30/38 (c)		1,575	1,918,059
Electricite de France SA, 5.60%, 1/27/40 (c)		1,400	1,470,785
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,796,985
6.40%, 6/15/38		340	425,238
Georgia Power Co., 3.00%, 4/15/16		800	839,351
Hydro Quebec:
9.40%, 2/01/21		390	533,169
Series HY, 8.40%, 1/15/22		730	972,128
Series IO, 8.05%, 7/07/24		1,900	2,568,652
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	294,435
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,760,970
PacifiCorp, 6.25%, 10/15/37		650	789,104
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37		1,350	1,680,480
Southern California Edison Co.:
5.63%, 2/01/36		675	767,196
Series 08-A, 5.95%, 2/01/38		1,100	1,295,104
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37		1,920	2,259,542

			22,476,504

Energy Equipment & Services — 3.0%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		470	475,875

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded)
Ensco PLC:
3.25%, 3/15/16	USD	160	$167,828
4.70%, 3/15/21		1,745	1,861,029
EOG Resources, Inc., 2.63%, 3/15/23		1,898	1,754,338
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		71	71,887
GrafTech International Ltd., 6.38%, 11/15/20		580	587,250
MEG Energy Corp., 6.50%, 3/15/21 (c)		560	582,400
Noble Holding International Ltd., 5.25%, 3/15/42		350	332,585
Peabody Energy Corp.:
6.00%, 11/15/18		1,256	1,334,500
6.25%, 11/15/21		1,244	1,271,990
Seadrill Ltd., 5.63%, 9/15/17 (c)		1,590	1,633,725
Transocean, Inc.:
5.05%, 12/15/16		850	937,945
6.50%, 11/15/20		350	396,464

			11,407,816

Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		279	291,206

Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (c)		700	712,488
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,784,553
5.00%, 6/04/42		997	974,481
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (c)		224	213,920
Sun Merger Sub, Inc. (c):
5.25%, 8/01/18		328	342,760
5.88%, 8/01/21		169	174,915

			4,203,117

Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		380	408,025

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,380,850
Teleflex, Inc., 6.88%, 6/01/19		385	404,250

			1,785,100

Health Care Providers & Services — 4.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		535	575,125

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. (concluded):
6.00%, 10/15/21 (c)	USD	204	$209,100
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	416,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	494	708,797
HCA, Inc.:
8.50%, 4/15/19	USD	17	18,169
6.50%, 2/15/20		2,044	2,256,065
7.25%, 9/15/20		357	390,022
4.75%, 5/01/23		1,161	1,097,145
Symbion, Inc., 8.00%, 6/15/16		455	482,869
Tenet Healthcare Corp.:
6.25%, 11/01/18		750	821,250
6.00%, 10/01/20 (c)		622	649,990
4.50%, 4/01/21		383	365,765
4.38%, 10/01/21 (c)		1,765	1,659,100
8.13%, 4/01/22		1,385	1,502,725
UnitedHealth Group, Inc., 2.88%, 3/15/22		2,000	1,918,990
WellPoint, Inc., 4.65%, 1/15/43		3,995	3,665,896

			16,737,008

Hotels, Restaurants & Leisure — 2.8%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (c)		2,120	2,167,700
MCE Finance Ltd., 5.00%, 2/15/21 (c)		941	910,417
Playa Resorts Holding BV, 8.00%, 8/15/20 (c)		150	157,500
PNK Finance Corp., 6.38%, 8/01/21 (c)		524	541,030
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		859	841,820
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	400	682,337
Series A4, 5.66%, 6/30/27		647	1,037,640
Series M, 7.40%, 3/28/24		1,500	2,380,816
Series N, 6.46%, 3/30/32		1,195	1,534,972
Wynn Macau Ltd., 5.25%, 10/15/21 (c)	USD	416	420,160

			10,674,392

Household Durables — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		374	360,910

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Household Products — 0.1%
Spectrum Brands Escrow Corp. (c):
6.38%, 11/15/20	USD	200	$213,000
6.63%, 11/15/22		275	292,875

			505,875

Independent Power Producers & Energy Traders — 0.0%
Calpine Corp., 6.00%, 1/15/22 (c)		137	140,768

Industrial Conglomerates — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		214	218,280
Smiths Group PLC, 3.63%, 10/12/22 (c)		180	168,707

			386,987

Insurance — 6.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)		608	636,880
The Allstate Corp., 5.75%, 8/15/53 (d)		1,000	1,015,000
American International Group, Inc.:
3.80%, 3/22/17		5,580	5,980,917
5.45%, 5/18/17		800	901,198
8.18%, 5/15/68 (d)		970	1,164,485
AXA SA, 5.25%, 4/16/40 (d)	EUR	250	368,069
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	USD	1,025	1,024,344
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	402,305
5.13%, 4/15/22		930	1,026,594
Liberty Mutual Group, Inc. (c):
6.50%, 5/01/42		1,000	1,117,632
7.00%, 3/07/67 (d)		975	1,014,000
Lincoln National Corp.:
6.25%, 2/15/20		630	733,323
6.05%, 4/20/67 (d)		750	746,250
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,697,738
MetLife Global Funding I, 5.13%, 6/10/14 (c)		775	794,125
Montpelier Re Holdings, Ltd., 4.70%, 10/15/22		450	449,947
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		340	351,050
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	200	318,768
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	1,220	1,305,538
7.38%, 6/15/19		300	373,043
5.38%, 6/21/20		250	284,243
4.50%, 11/15/20		400	435,252

Corporate Bonds		Par (000)	Value

Insurance (concluded)
Prudential Financial, Inc. (concluded):
5.70%, 12/14/36	USD	950	$1,035,934

			23,176,635

Internet Software & Services — 0.3%
Equinix, Inc., 4.88%, 4/01/20		87	86,783
IAC/InterActiveCorp, 4.75%, 12/15/22		598	553,150
VeriSign, Inc., 4.63%, 5/01/23		345	330,337

			970,270

IT Services — 0.7%
First Data Corp. (c):
7.38%, 6/15/19		205	219,350
8.88%, 8/15/20		1,000	1,111,250
6.75%, 11/01/20		680	712,300
SunGard Data Systems, Inc., 7.38%, 11/15/18		490	518,788

			2,561,688

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	233,278

Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (c)		448	464,800

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (c)		1,100	1,160,500

Media — 6.7%
AMC Networks, Inc.:
7.75%, 7/15/21		320	360,000
4.75%, 12/15/22		343	327,565
Cinemark USA, Inc., 5.13%, 12/15/22		175	168,656
Clear Channel Communications, Inc., 9.00%, 12/15/19		306	312,120
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,485	2,568,620
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,796,998
COX Communications, Inc.(c):
6.95%, 6/01/38		1,000	1,053,246
8.38%, 3/01/39		1,735	2,120,114
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		260	263,784
5.15%, 3/15/42		2,100	1,852,498
Gray Television, Inc., 7.50%, 10/01/20 (c)		334	351,535

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (c)	USD	700	$670,250
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		109	117,720
Lynx I Corp., 5.38%, 4/15/21 (c)		395	401,912
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		345	356,213
NBCUniversal Media LLC:
5.15%, 4/30/20		1,974	2,230,547
4.38%, 4/01/21		1,015	1,089,484
The New York Times Co., 6.63%, 12/15/16		1,070	1,187,700
Omnicom Group, Inc., 3.63%, 5/01/22		2,355	2,292,256
Sirius XM Holdings, Inc., 4.25%, 5/15/20 (c)		334	318,970
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,075,551
6.10%, 7/15/40		615	660,624
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		250	243,750
Univision Communications, Inc., 5.13%, 5/15/23 (c)		1,153	1,153,000
Virgin Media Secured Finance PLC:
6.50%, 1/15/18		330	341,963
7.00%, 1/15/18	GBP	792	1,347,787

			25,662,863

Metals & Mining — 4.2%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,484,294
ArcelorMittal:
9.50%, 2/15/15		395	430,550
4.25%, 2/25/15		174	178,785
4.25%, 8/05/15		174	180,090
5.00%, 2/25/17		215	228,169
6.13%, 6/01/18		314	341,083
Commercial Metals Co., 4.88%, 5/15/23		561	523,132
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (c)		1,566	1,422,634
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (c)		405	429,300
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	503,526
5.45%, 3/15/43		450	422,361
New Gold, Inc., 6.25%, 11/15/22 (c)		435	427,387
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 (c)		475	401,045

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Novelis, Inc., 8.75%, 12/15/20	USD	4,105	$4,597,600
Teck Resources, Ltd., 5.38%, 10/01/15		2,350	2,530,165
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(g)		598	614,445
Xstrata Canada Corp., 6.20%, 6/15/35		1,550	1,517,176

			16,231,742

Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,830,616
Dufry Finance SCA, 5.50%, 10/15/20 (c)		1,260	1,297,800

			3,128,416

Oil, Gas & Consumable Fuels — 10.8%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	429,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,157,803
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		153	154,530
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (c)		159	166,553
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	104,693
BP Capital Markets PLC, 3.13%, 10/01/15		330	345,417
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,254,715
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	438,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	893,731
Chesapeake Energy Corp., 5.75%, 3/15/23		615	636,525
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	175,114
CONSOL Energy, Inc.:
8.00%, 4/01/17		514	543,555
8.25%, 4/01/20		166	180,525
Continental Resources, Inc.:
5.00%, 9/15/22		2,000	2,060,000
4.50%, 4/15/23		114	112,860
Denbury Resources, Inc., 4.63%, 7/15/23		627	565,868
El Paso Natural Gas Co., 8.38%, 6/15/32		275	358,046
Energy Transfer Partners LP, 7.50%, 7/01/38		500	586,224

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	USD	455	$507,325
Enterprise Products Operating LLC, 6.13%, 10/15/39		700	771,065
KeySpan Gas East Corp., 5.82%, 4/01/41 (c)		505	573,443
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		3,000	3,346,932
6.55%, 9/15/40		110	121,744
6.38%, 3/01/41		160	174,783
Kinder Morgan, Inc., 5.63%, 11/15/23 (c)		260	255,790
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		110	121,825
5.50%, 2/01/22 (c)		106	106,000
Linn Energy LLC/Linn Energy Finance Corp., 7.00%, 11/01/19		237	235,815
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,188,378
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		33	35,393
4.50%, 7/15/23		10	9,475
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		212	217,830
MidAmerican Energy Co., 5.80%, 10/15/36		800	914,876
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,044,220
6.50%, 9/15/37		2,115	2,483,676
Nexen, Inc.:
6.40%, 5/15/37		400	457,945
7.50%, 7/30/39		670	853,875
Oasis Petroleum, Inc., 6.88%, 3/15/22 (c)		277	297,775
Offshore Group Investment Ltd., 7.13%, 4/01/23		232	238,960
Pacific Drilling SA, 5.38%, 6/01/20 (c)		370	373,700
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		47	49,350
PDC Energy, Inc., 7.75%, 10/15/22		260	281,450
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,379,849
5.75%, 1/20/20		1,760	1,829,675
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	353,960
Premier Oil PLC, 5.00%, 6/09/18		1,900	1,947,500

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp.:
5.75%, 6/01/21	USD	106	$113,023
5.00%, 8/15/22		90	88,425
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		249	227,835
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		118	123,310
Rosetta Resources, Inc., 5.63%, 5/01/21		239	239,896
Sabine Pass Liquefaction LLC (c):
5.63%, 2/01/21		1,791	1,768,612
6.25%, 3/15/22		398	397,005
5.63%, 4/15/23		469	444,378
Sabine Pass LNG LP:
7.50%, 11/30/16		1,120	1,265,600
6.50%, 11/01/20		475	491,625
SandRidge Energy, Inc.:
8.75%, 1/15/20		23	24,840
7.50%, 2/15/23		238	242,760
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		388	405,460
Western Gas Partners LP, 5.38%, 6/01/21		715	768,733
Whiting Petroleum Corp., 5.00%, 3/15/19		821	839,473
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	2,757,827

			41,534,570

Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,075,000
International Paper Co.:
7.50%, 8/15/21		75	92,624
4.75%, 2/15/22		420	443,870
6.00%, 11/15/41		435	469,367
NewPage Corp., 11.38%, 12/31/14 (a)(b)		1,144	—

			2,080,861

Pharmaceuticals — 0.9%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (c)	EUR	200	304,032
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)	USD	520	583,700
Valeant Pharmaceuticals International (c):
6.75%, 8/15/18		1,322	1,455,852
6.38%, 10/15/20		575	605,906

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (c) (concluded):
5.63%, 12/01/21 (g)	USD	378	$379,890

			3,329,380

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	240,825
Simon Property Group LP, 4.75%, 3/15/42		835	814,378
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21		275	291,577
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,251,416

			2,598,196

Real Estate Management & Development — 0.6%
Lennar Corp., 4.75%, 11/15/22		440	408,100
Punch Taverns Finance PLC, Series A2R, 6.82%, 7/15/20	GBP	—	—
Realogy Corp. (c):
7.88%, 2/15/19	USD	369	403,133
7.63%, 1/15/20		520	581,100
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (c)		477	478,192
WEA Finance LLC, 4.63%, 5/10/21 (c)		305	321,743

			2,192,268

Road & Rail — 0.9%
The Hertz Corp., 4.25%, 4/01/18		237	239,370
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,024,884
The Hertz Corp.:
5.88%, 10/15/20		230	238,625
7.38%, 1/15/21		1,450	1,591,375
6.25%, 10/15/22		385	400,400

			3,494,654

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (c)		470	489,388

Software — 0.7%
Activision Blizzard, Inc. (c):
5.63%, 9/15/21		538	558,848
6.13%, 9/15/23		188	196,930
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		1,085	1,022,612
Oracle Corp., 5.38%, 7/15/40		800	859,605

			2,637,995

Corporate Bonds		Par (000)	Value

Specialty Retail — 0.6%
The Home Depot, Inc., 5.88%, 12/16/36	USD	830	$949,483
QVC, Inc. (c):
7.50%, 10/01/19		395	424,807
7.38%, 10/15/20		975	1,055,007

			2,429,297

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		487	457,780
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (c)		404	406,020
The William Carter Co., 5.25%, 8/15/21 (c)		329	334,758

			1,198,558

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,445,500

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		258	395,295
10.20%, 2/06/39		447	696,336
5.38%, 1/31/44		2,015	2,003,327
Lorillard Tobacco Co., 7.00%, 8/04/41		500	542,592
Reynolds American, Inc., 4.75%, 11/01/42		1,050	925,305

			4,562,855

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, 2.38%, 9/08/16		800	822,314
Crown Castle International Corp., 5.25%, 1/15/23		465	459,188
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		1,595	1,794,046
Digicel Group Ltd., 8.25%, 9/30/20 (c)		405	423,225
Digicel Ltd., 6.00%, 4/15/21 (c)		800	772,000
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,489,867
SBA Tower Trust, 5.10%, 4/15/42 (c)		360	388,810
Softbank Corp., 4.50%, 4/15/20 (c)		550	546,563
Sprint Capital Corp., 8.75%, 3/15/32		350	376,250
Sprint Communications, Inc. (c):
9.00%, 11/15/18		530	641,300
7.00%, 3/01/20		872	970,100

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
Sprint Corp., 7.88%, 9/15/23 (c)	USD	945	$1,034,775

			9,718,438

Total Corporate Bonds — 87.5%			335,352,570

Foreign Agency Obligations
Italy Government International Bond, 5.38%, 6/15/33		470	494,487
Slovenia Government Bond, Series RS65, 4.38%, 4/02/14	EUR	1,600	2,191,626
Slovenia Government International Bond, 5.85%, 5/10/23 (c)	USD	432	435,240

Total Foreign Agency Obligations — 0.8%			3,121,353

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14 (a)(b)		1,525	487,970
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		950	1,110,198
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		1,260	1,480,021
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		670	897,351
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57		1,000	1,026,090
New York City Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.38%, 6/15/43		385	406,564
Series EE, 5.50%, 6/15/43		465	494,816
Series GG, Build America Bonds, 5.72%, 6/15/42		690	802,808
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550	614,097
5.60%, 3/15/40		950	1,050,633
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395	459,180

Municipal Bonds		Par (000)	Value

State of California, GO:
Build America Bonds, 7.63%, 3/01/40	USD	860	$1,158,291
Various Purpose, 7.55%, 4/01/39		140	188,962
State of Illinois, GO, 5.10%, 6/01/33		1,000	917,950
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440	499,963

Total Municipal Bonds — 3.0%			11,594,894

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.9%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		769	677,012
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18		23	23
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,231	1,085,544
Series 2006-OA21, Class A1, 0.36%, 3/20/47 (d)		770	564,478
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1, 0.37%, 4/25/46 (d)		302	229,292
Series 2007-10, Class A22, 6.00%, 7/25/37		432	382,709
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (c)(d)		1,077	1,071,183
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.20%, 6/19/35 (d)		731	726,665
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.35%, 12/25/36 (d)		511	432,905
Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		629	540,047
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.90%, 5/25/36 (d)		577	475,286
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		807	854,936

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.91%, 5/25/47 (d)	USD	327	$280,925
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		36	34,049

			7,355,054

Commercial Mortgage-Backed Securities — 14.6%
Banc of America Merrill Lynch Commercial Mortgage Trust:
Series 2006-6, Class A2, 5.31%, 10/10/45		172	172,471
Series 2007-1, Class A4, 5.45%, 1/15/49		500	542,689
Series 2007-2, Class A4, 5.79%, 4/10/49 (d)		750	837,881
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	842,303
Citigroup Commercial Mortgage Trust (d):
Series 2008-C7, Class A4, 6.34%, 12/10/49		1,200	1,371,875
Series 2013-GC15, Class B, 5.28%, 9/10/46		3,593	3,817,872
Series 2013-GC15, Class XA, 1.48%, 9/10/46		13,304	1,010,475
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,207,183
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (d)		1,515	1,700,730
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM, 5.97%, 6/10/46 (d)		1,750	1,887,163
Series 2013-CR11, Class B, 5.33%, 10/10/46 (d)		3,505	3,685,115
Series 2013-CR11, Class C, 5.34%, 10/10/46 (c)(d)		3,271	3,296,262
Series 2013-LC6, Class B, 3.74%, 1/10/46		695	663,286
Series 2013-LC6, Class D, 4.43%, 1/10/46 (c)(d)		835	722,009

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37	USD	705	$728,425
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.99%, 6/15/38 (d)		1,000	1,091,788
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,874,105
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (c)(d)		1,010	1,119,796
DBRR Trust, Series 2011-C32, Class A3A, 5.92%, 6/17/49 (c)(d)		365	401,318
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		321	321,900
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.02%, 7/10/38 (d)		1,149	1,262,398
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)		1,255	1,200,513
Hilton USA Trust, Series 2013- HLT, 4.61%, 11/05/30 (g)		2,950	2,964,747
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		767	779,373
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (d)		330	356,092
LB-UBS Commercial Mortgage Trust (d):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385	1,416,952
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,225	5,747,505
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,108	1,241,298
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (d)		4,000	4,394,952
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (c)		271	274,762
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (c)		882	884,023
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (d)	GBP	1,607	2,426,310

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	1,187		$1,194,880
Series 2007-C33, Class A4, 6.12%, 2/15/51 (d)		2,285		2,531,010
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		700		708,623
Series 2012-C8, Class C, 5.04%, 8/15/45 (d)		900		912,553
Series 2013-C11, Class D, 4.32%, 3/15/45 (c)(d)		800		687,740

				56,278,377

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.54%, 6/19/27 (c)(d)		1,742		17

Interest Only Commercial Mortgage-Backed Securities — 1.3%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 2.05%, 8/15/45 (c)(d)		15,749		1,527,064
Morgan Stanley Capital I, Inc., Series 2012-C4, Class XA, 2.86%, 3/15/45 (c)(d)		9,455		1,188,132
WF-RBS Commercial Mortgage Trust, Class XA (c)(d):
Series 2012-C8, 2.40%, 8/15/45		6,028		721,094
Series 2012-C9, 2.42%, 11/15/45		10,684		1,342,371

				4,778,661

Total Non-Agency Mortgage-Backed Securities — 17.8%				68,412,109

US Government Sponsored Agency Securities
Agency Obligations — 3.3%
Fannie Mae:
2.69%, 10/09/19 (h)		7,305		6,248,222
5.63%, 7/15/37		825		1,012,017
Federal Home Loan Bank:
5.25%, 12/09/22		700		820,926
5.37%, 9/09/24		1,100		1,281,235

US Government Sponsored Agency Securities		Par (000)		Value

Agency Obligations (concluded)
Federal Home Loan Mortgage Corp., Series 1254, Class Z, IO, REMIC, 8.50%, 4/15/22	USD	37		$7,231
Resolution Funding Corp., 4.06%, 4/15/30 (h)		6,055		3,135,661

				12,505,292

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1.40%, 5/25/21 (d)		29		1,895
Series 1991-87, Class S, 26.24%, 8/25/21 (d)		14		20,261
Series 2005-5, Class PK, REMIC, 5.00%, 12/25/34		374		399,063
Series G-17, Class S, 0.58%, 6/25/21 (d)		65		1,110
Series G-33, Class PV, 1.08%, 10/25/21		67		931
Series G-49, Class S, 5.55%, 12/25/21 (d)		—	(j)	457
Series G-7, Class S, 16.20%, 3/25/21 (d)		—	(j)	1,091
Freddie Mac Mortgage-Backed Securities:
Series 1057, Class J, 1.01%, 3/15/21		24		400
Series 173, Class R, 0.00%, 11/15/21		4		4
Series 173, Class RS, 9.32%, 11/15/21 (d)		—	(j)	4
Series 19, Class R, 9.76%, 3/15/20 (d)		2		262

				425,478

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (d):
Series 2012-K706, Class C, 4.16%, 11/25/44 (c)		170		166,267
Series 2013-K24, Class B, 3.62%, 11/25/45 (c)		1,750		1,609,485
Series K013, Class A2, 3.97%, 1/25/21		930		1,005,226

				2,780,978

Interest Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae Mortgage-Backed Securities:
Series 1990-123, Class M, 1.01%, 10/25/20		6		104

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
US Government Sponsored Agency Securities		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1990-136, Class S, 51.45%, 11/25/20 (d)	USD	3,702		$5,428
Series 1991-139, Class PT, 0.65%, 10/25/21		64		751
Series 1991-99, Class L, 0.93%, 8/25/21		30		471
Series 7, Class 2, 0.00%, 4/01/17 - 4/25/23 (d)		107		2,972
Series 2012-47, Class NI, 4.50%, 4/25/42		5,244		1,031,310
Series 2012-96, Class DI, 4.00%, 2/25/27		7,130		878,289
Series 2012-M9, Class X1, 4.25%, 12/25/17 (d)		13,281		1,805,076
Series 89, Class 2, 8.00%, 10/01/18		2		195
Series 94, Class 2, 9.50%, 8/01/21		1		154
Series G-10, Class S, 0.58%, 5/25/21 (d)		160		4,273
Series G-12, Class S, 0.61%, 5/25/21 (d)		119		2,540
Series G92-5, Class H, 9.00%, 1/25/22		15		1,565
Freddie Mac Mortgage-Backed Securities:
Series 1043, Class H, 1.00%, 2/15/21 (d)		2,780		5,848
Series 1054, Class I, 0.44%, 3/15/21 (d)		22		397
Series 1056, Class KD, 1.08%, 3/15/21		16		299
Series 1148, Class E, 0.59%, 10/15/21 (d)		48		947
Series 176, Class M, 1.01%, 7/15/21		10		166
Series 200, Class R, 98.52%, 12/15/22 (d)		—	(j)	384
Series 2611, Class QI, 5.50%, 9/15/32		1,037		109,972
Series K707, Class X1, 1.69%, 12/25/18 (d)		2,507		168,628
Series K710, Class X1, 1.91%, 5/25/19 (d)		8,624		708,299
Ginnie Mae Mortgage-Backed Securities (d):
Series 2009-116, Class KS, 6.30%, 12/16/39		3,227		478,431
Series 2009-78, Class SD, 6.03%, 9/20/32		5,552		860,246

US Government Sponsored Agency Securities		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (d) (concluded):
Series 2011-52, Class NS, 6.50%, 4/16/41	USD	15,296		$2,851,243

				8,917,988

Mortgage-Backed Securities — 7.7%
Fannie Mae Mortgage-Backed Securities:
5.00%, 8/01/34		2,567		2,790,652
5.50%, 12/01/13 - 6/01/38		1,658		1,821,294
6.00%, 3/01/16 - 12/01/38		1,444		1,583,731
4.50%, 7/01/41		3,987		4,260,499
4.00%, 12/01/41		3,190		3,329,149
3.00%, 12/01/43 (i)		16,300		15,721,223
Government National Mortgage Association, MBS, 8.00%, 7/15/24		—	(j)	324

				29,506,872

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.01%, 2/1/23 - 6/1/23		32		30,705

Total US Government Sponsored Agency Securities — 14.1%				54,167,313

US Treasury Obligations
US Treasury Bonds:
6.25%, 8/15/23		4,355		5,712,876
5.38%, 2/15/31		375		470,508
3.50%, 2/15/39		2,865		2,762,488
4.25%, 5/15/39		2,770		3,024,062
4.38%, 5/15/40		8,225		9,146,455
4.75%, 2/15/41		1,621		1,909,233
4.38%, 5/15/41		805		894,053
3.13%, 11/15/41		9,925		8,778,970
3.13%, 2/15/42		2,368		2,090,499
3.00%, 5/15/42		2,730		2,345,239
3.13%, 2/15/43		2,344		2,055,322
US Treasury Notes, 1.75%, 5/15/22		152		143,640

Total US Treasury Obligations — 10.3%				39,333,345

Preferred Securities
Capital Trusts
Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50% (d)(f)		1,702		1,531,800

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Capital Markets (concluded)
State Street Capital Trust IV, 1.25%, 6/01/77 (d)	USD	70	$54,005

			1,585,805

Commercial Banks — 0.9%
BNP Paribas SA, 7.20% (c)(d)(f)		1,000	1,036,250
BPCE SA, 12.50% (c)(d)(f)		800	1,040,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (d)		505	504,369
Wachovia Capital Trust III, 5.57% (d)(f)		1,025	953,865

			3,534,484

Diversified Financial Services — 0.9%
Capital One Financial Corp., 4.75%, 7/15/21		975	1,042,963
General Electric Capital Corp., Series B, 6.25% (d)(f)		900	929,250
JPMorgan Chase & Co., Series Q, 5.15% (d)(f)		1,500	1,350,000

			3,322,213

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (c)(d)(f)		2,100	2,074,800

Insurance — 2.8%
The Allstate Corp., 6.50%, 5/15/67 (d)		2,150	2,236,000
AXA SA, 6.46% (c)(d)(f)		1,025	1,042,937
Genworth Holdings, Inc., 6.15%, 11/15/66 (d)		1,150	1,023,500
Metlife Capital Trust IV, 7.88%, 12/15/67 (c)		645	736,913
MetLife, Inc., 6.40%, 12/15/66		3,500	3,587,500
Swiss Re Capital I LP, 6.85% (c)(d)(f)		1,060	1,123,600
XL Group PLC, Series E, 6.50% (d)(f)		810	793,800

			10,544,250

Total Capital Trusts — 5.5%			21,061,552

Preferred Stocks		Shares

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (d)		46,000	1,045,120

Preferred Stocks		Shares	Value

Commercial Banks — 1.1%
US Bancorp, Series G, 6.00% (d)		150,000	$4,101,000

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 7.75%(a)(d)		10,000	81,500

Total Preferred Stocks — 1.4%			5,227,620

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (d)		14,810	403,135
Total Preferred Securities – 7.0%			26,692,307

Total Long-Term Investments (Cost — $550,871,913) — 147.0%			563,497,434

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (k)(l)		3,449,211	3,449,211

Total Short-Term Securities (Cost — $3,449,211) — 0.9%			3,449,211

Options Purchased (Cost — $839,628) — 0.2%			924,281

Total Investments Before Options Written (Cost — $555,160,752*) — 148.1%			567,870,926

Options Written (Premiums Received — $1,760,404) — (0.5)%			(1,767,790)

Total Investments, Net of Options Written (Cost — $553,400,348) — 147.6%			566,103,136
Liabilities in Excess of Other Assets — (47.6)%			(182,584,506)

Net Assets — 100.0%			$383,518,630

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$555,541,105
Gross unrealized appreciation	$26,010,211
Gross unrealized depreciation	(13,680,390)
Net unrealized appreciation	$12,329,821
BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America N.A.	$614,445	$16,445
Goldman Sachs & Co.	$379,890	$ 1,890

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
JPMorgan Securities LLC	$11,766,805	$(271,445)
Morgan Stanley & Co. LLC	$ 3,954,418	$ (35,074)

(j)	Amount is less than $500.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	6,904,938	(3,455,727)	3,449,211	$419

(l)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADS	American Depositary Shares
CLO	Collateralized Loan Obligation
EUR	Euro
Fannie Mae	Federal National Mortgage Association
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corp.
GBP	British Pound

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IO	Interest Only
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
NYSE	New York Stock Exchange
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
USD	US Dollar

•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS Securities LLC	(0.50)%	1/15/13	Open	$496,600	$494,400
UBS Securities LLC	0.28%	1/15/13	Open	3,553,388	3,562,204
UBS Securities LLC	0.32%	1/15/13	Open	1,421,275	1,425,305
UBS Securities LLC	0.32%	1/15/13	Open	985,500	988,294
UBS Securities LLC	0.32%	1/15/13	Open	784,687	786,912
UBS Securities LLC	0.32%	1/15/13	Open	2,622,000	2,629,435
UBS Securities LLC	0.32%	1/15/13	Open	701,950	703,940
UBS Securities LLC	0.32%	1/15/13	Open	382,775	383,860
UBS Securities LLC	0.32%	1/15/13	Open	1,571,500	1,575,956
UBS Securities LLC	0.33%	1/15/13	Open	1,281,500	1,285,247
UBS Securities LLC	0.33%	1/15/13	Open	1,438,650	1,442,857
UBS Securities LLC	0.34%	1/15/13	Open	934,000	936,814
UBS Securities LLC	0.34%	1/15/13	Open	796,875	799,276
UBS Securities LLC	0.34%	1/15/13	Open	4,346,880	4,359,976
UBS Securities LLC	0.34%	1/15/13	Open	933,750	936,563
UBS Securities LLC	0.34%	1/15/13	Open	823,500	825,981
UBS Securities LLC	0.34%	1/15/13	Open	561,600	563,292
UBS Securities LLC	0.35%	1/15/13	Open	1,021,250	1,024,417
BNP Paribas Securities Corp.	0.35%	1/22/13	Open	883,000	885,687
Credit Suisse Securities (USA) LLC	0.35%	2/1/13	Open	1,793,610	1,798,894
Credit Suisse Securities (USA) LLC	0.35%	2/1/13	Open	1,937,250	1,942,957
Deutsche Bank Securities, Inc.	0.15%	2/1/13	Open	1,406,625	1,407,930
BNP Paribas Securities Corp.	0.32%	2/8/13	Open	2,384,000	2,390,273
BNP Paribas Securities Corp.	0.32%	2/8/13	Open	505,000	506,329
BNP Paribas Securities Corp.	0.10%	2/14/13	Open	9,937,406	9,944,221
BNP Paribas Securities Corp.	0.33%	2/14/13	Open	1,020,000	1,022,712
UBS Securities LLC	0.34%	2/14/13	Open	1,089,625	1,092,609
UBS Securities LLC	0.34%	2/14/13	Open	814,000	816,229
BNP Paribas Securities Corp.	0.10%	2/20/13	Open	150,670	150,770
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	2,258,000	2,263,886
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	1,109,000	1,111,891
BNP Paribas Securities Corp.	0.33%	3/7/13	Open	1,884,000	1,888,646
BNP Paribas Securities Corp.	0.33%	3/7/13	Open	2,313,000	2,318,703
BNP Paribas Securities Corp.	0.33%	3/11/13	Open	2,932,000	2,939,122
Barclays Capital, Inc.	0.35%	4/2/13	Open	1,025,525	1,027,938
Barclays Capital, Inc.	0.35%	4/2/13	Open	1,804,525	1,808,771
Barclays Capital, Inc.	0.35%	4/2/13	Open	1,249,962	1,252,903
Barclays Capital, Inc.	0.35%	4/2/13	Open	369,609	370,479

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Reverse repurchase agreements outstanding as of November 30, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.08%	4/2/13	Open	$2,719,763	$2,721,119
Merrill Lynch Pierce Fenner & Smith, Inc.	0.08%	4/2/13	Open	3,465,963	3,467,573
Merrill Lynch Pierce Fenner & Smith, Inc.	0.13%	4/2/13	Open	6,446,663	6,450,755
Merrill Lynch Pierce Fenner & Smith, Inc.	0.13%	4/2/13	Open	908,250	908,826
Merrill Lynch Pierce Fenner & Smith, Inc.	0.20%	4/2/13	Open	6,205,875	6,214,253
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	5,642,775	5,655,996
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,967,006	1,971,615
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,460,625	1,464,047
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,232,000	1,234,887
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,751,625	1,755,729
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	599,687	601,092
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,363,837	1,367,033
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,505,318	1,508,845
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,372,250	1,375,465
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,600,156	1,603,905
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,317,750	1,320,838
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	262,812	263,428
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,359,375	1,362,560
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	1,284,050	1,287,059
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	361,875	362,723
Credit Suisse Securities (USA) LLC	0.35%	4/3/13	Open	411,500	412,464
UBS Securities LLC	0.32%	4/11/13	Open	1,625,000	1,628,380
UBS Securities LLC	0.40%	4/11/13	Open	4,044,938	4,055,455
Merrill Lynch Pierce Fenner & Smith, Inc.	0.06%	4/25/13	Open	10,877,563	10,880,122
Merrill Lynch Pierce Fenner & Smith, Inc.	0.06%	4/25/13	Open	3,560,880	3,562,165
Merrill Lynch Pierce Fenner & Smith, Inc.	0.10%	4/25/13	Open	3,262,519	3,263,677
BNP Paribas Securities Corp.	0.04%	4/29/13	Open	1,045,494	1,045,635
BNP Paribas Securities Corp.	0.07%	4/29/13	Open	2,212,665	2,212,931
UBS Securities LLC	0.34%	4/30/13	Open	969,750	971,719
UBS Securities LLC	0.34%	4/30/13	Open	858,950	860,694
UBS Securities LLC	0.35%	4/30/13	Open	897,625	899,501
UBS Securities LLC	0.37%	4/30/13	Open	1,102,400	1,104,836
Barclays Capital, Inc.	0.35%	6/24/13	Open	3,344,933	3,350,136
BNP Paribas Securities Corp.	0.08%	6/24/13	Open	493,594	493,642
BNP Paribas Securities Corp.	0.13%	6/24/13	Open	1,077,656	1,078,027
BNP Paribas Securities Corp.	0.32%	6/24/13	Open	2,886,000	2,890,105
BNP Paribas Securities Corp.	0.09%	7/24/13	Open	1,832,500	1,832,812
Deutsche Bank Securities, Inc.	0.34%	8/29/13	Open	2,040,000	2,041,792
BNP Paribas Securities Corp.	0.34%	9/30/13	Open	3,568,000	3,570,089
Deutsche Bank Securities, Inc.	0.34%	10/9/13	Open	847,000	847,424
Deutsche Bank Securities, Inc.	0.34%	10/9/13	Open	678,000	678,339
Deutsche Bank Securities, Inc.	0.34%	10/9/13	Open	872,000	872,437
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	1,825,000	1,825,672
BNP Paribas Securities Corp.	0.35%	10/22/13	Open	4,559,100	4,560,829
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	2,119,906	2,120,710
Deutsche Bank Securities, Inc.	(0.63)%	10/21/13	Open	347,000	346,759
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	3,829,000	3,830,154
Barclays Capital, Inc.	0.17%	11/12/13	12/11/13	13,275,000	13,276,128
Total				$178,816,115	$179,076,061

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(587)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	73,595,125	$(99,791)
195	Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	25,496,250	10,715
133	Ultra Long US Treasury Bond	Chicago Board of Trade	March 2014	USD	18,503,625	77,602
72	2-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	15,861,375	5,068
257	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	31,076,922	26,788
150	90-Day Euribor Future	NYSE Liffe	December 2014	USD	50,802,168	131,594
(197)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	49,077,625	(127,494)
Total						$24,482

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,620,980	EUR	3,422,000	Barclays Bank PLC	1/22/14	$(28,936)
GBP	1,634,000	USD	2,595,996	Citibank N.A.	1/23/14	76,734
USD	11,909,595	GBP	7,379,000	Barclays Bank PLC	1/23/14	(160,220)
USD	322,851	GBP	200,000	Deutsche Bank AG	1/23/14	(4,289)
Total						$(116,711)

•	Over-the-counter interest rate swaptions purchased as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Bank of America N.A.	Put	0.60%	Pay	3-month LIBOR	10/02/14	USD	50,100	$126,258
1-Year Interest Rate Swap	Bank of America N.A.	Call	0.60%	Receive	3-month LIBOR	10/02/14	USD	50,100	35,617
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.10%	Pay	3-month LIBOR	2/22/16	USD	2,500	96,130
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	294,050
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	372,226
Total									$924,281

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Over-the-counter interest rate swaptions written as of November 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.35%	Pay	3-month LIBOR	7/11/14	USD	15,600	$(32,076)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	Pay	3-month LIBOR	4/08/14	USD	15,300	(61,036)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	4/08/14	USD	15,300	(67,948)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,600	(162,509)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.25%	Pay	3-month LIBOR	11/14/14	USD	6,300	(195,515)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Receive	3-month LIBOR	11/14/14	USD	6,300	(199,667)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.26%	Pay	3-month LIBOR	11/14/14	USD	6,300	(197,027)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.26%	Receive	3-month LIBOR	11/14/14	USD	6,300	(198,423)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-month LIBOR	11/17/14	USD	7,500	(133,388)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(210,421)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(309,779)
Total									$(1,767,789)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	20,900	$(74,856)
0.68%[1]	3-month LIBOR	Chicago Mercantile	2/03/14[3]	2/01/16	USD	20,800	(101,200)
1.17%[1]	3-month LIBOR	Chicago Mercantile	1/06/14[3]	2/28/18	USD	500	(340)
1.16%[1]	3-month LIBOR	Chicago Mercantile	1/06/14[3]	2/28/18	USD	36,900	15,935
1.47%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/08/18	USD	3,700	8,839
1.89%[3]	3-month LIBOR	Chicago Mercantile	2/03/14[3]	2/01/19	USD	8,500	126,741
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/23	USD	6,000	23,424
2.81%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/23	USD	2,300	5,833
4.27%[3]	3-month LIBOR	Chicago Mercantile	8/23/16[3]	8/23/26	USD	1,500	30,791

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Centrally cleared interest rate swaps outstanding as of November 30, 2013 were as follows (concluded):

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.57%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/01/43	USD	5,500	$194,050
3.76%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/43	USD	2,300	(1,670)
3.72%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/19/43	USD	2,300	17,417
Total							$244,964

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward swap
[3]	Trust pays the floating rate and receives the fixed rate.

•	Over-the-counter credit default swaps – buy protection outstanding as of November 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	1,400	$(76,825)	$25,249	$(102,074)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	1,800	(13,953)	76,809	(90,762)
Total						$(90,778)	$102,058	$(192,836)

•	Over-the-counter credit default swaps – sold protection outstanding as of November 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[4]		Notional Amount (000)[5]	Market Value	Premiums Received	Unrealized Appreciation
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	910	$13,605	$(41,994)	$55,599
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	730	10,914	(34,352)	45,266
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	275	4,111	(11,319)	15,430
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	500	7,675	(22,899)	30,374
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	545	8,148	(28,045)	36,193
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	298	4,568	(13,237)	17,805
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	290	4,426	(14,081)	18,508
Total							$53,447	$(165,927)	$219,175

[4]	Using Standard & Poor’s rating of the issuer.
[5]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under terms of the agreement.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	20

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Over-the-counter interest rate swaps outstanding as of November 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Depreciation
2.06%[6]	3-month LIBOR	Deutsche Bank AG	2/25/23	USD	3,400	$(178,399)	—	$(178,399)
2.11%[6]	3-month LIBOR	Goldman Sachs & Co.	3/14/23	USD	300	(14,691)	—	(14,691)
Total						$(193,090)	—	$(193,090)

[6]	Trust pays the floating rate and receives the fixed rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	21

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$421,600	$421,600
Asset-Backed Securities	—	$14,392,965	10,008,978	24,401,943
Corporate Bonds	—	329,010,820	6,341,750	335,352,570
Foreign Agency Obligations	—	3,121,353	—	3,121,353
Municipal Bonds	—	11,594,894	—	11,594,894
Non-Agency Mortgage-Backed Securities	—	68,412,086	23	68,412,109
US Government Sponsored Agency Securities	—	54,166,659	654	54,167,313
US Treasury Obligations	—	39,333,345	—	39,333,345
Preferred Securities	$5,227,620	21,464,687	—	26,692,307
Short-Term Securities	3,449,211	—	—	3,449,211
Options Purchased:
Interest rate contracts	—	924,281	—	924,281
Total	$8,676,831	$542,421,090	$16,773,005	$567,870,926

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit Contracts		$219,175	—	$219,175
Foreign currency exchange contracts		76,734	—	76,734
Interest rate contracts	$251,767	423,030	—	674,797
Liabilities:
Credit Contracts		(192,836)	—	(192,836)
Foreign currency exchange contracts		(193,445)	—	(193,445)
Interest rate contracts	(227,285)	(2,138,945)	—	(2,366,230)
Total	$24,482	$(1,806,287)	—	$(1,781,805)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	22

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)
Certain of the Trust's assets and liabilities are held at carrying amount or face value including accrued interest, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$403,616	—	—	$403,616
Foreign currency at value	171,914			171,914
Cash pledged for financial futures contracts	730,000	—	—	730,000
Cash pledged for centrally cleared swaps	1,345,000	—	—	1,345,000
Cash pledged as collateral for reverse repurchase agreements	7,448,255	—	—	7,448,255
Cash pledged as collateral for over-the-counter swaps	1,090,000	—	—	1,090,000
Liabilities:
Reverse repurchase agreements including accrued interest	—	$(179,076,061)	—	(179,076,061)
Total	$11,188,785	$(179,076,061)	—	$(167,887,276)

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$396,800	$10,488,482	$6,294,250	$25	$717	$17,180,274
Transfers into Level 3	–	–	–	–	–	–
Transfers out of Level 3	–	–	–	–	–	–
Accrued discounts/premiums	–	(98,323)	–	2	1	(98,320)
Net realized gain (loss)	–	17,927	–	–	–	17,927
Net change in unrealized appreciation/depreciation[1]	24,800	67,142	47,500	(2)	(63)	139,377
Purchases	–	–	–	–	–	–
Sales	–	(466,250)	–	(2)	(1)	(466,253)
Closing Balance, as of November 30, 2013	$421,600	$10,008,978	$6,341,750	$23	$654	$16,773,005

[1]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $171,138.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	NOVEMBER 30, 2013	23

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 24, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Opportunity Trust, Inc.

Date: January 24, 2014